Accrued Charter Revenue, Current and Non-Current and Unearned Revenue, Current and Non-Current (Tables)	12 Months Ended
Dec. 31, 2014
Accrued Charter Revenue and Unearned Revenue Disclosure [Abstract]
Schedule of the maturities of the net accrued charter revenue [Table Text Block]
Year ending December 31,	Amount
2015	(4,323)
2016	(9,430)
2017	(11,336)
2018	(7,662)
(32,751)

Schedule of Unearned Revenue, Current and Non-Current [Table Text Block]

	December 31, 2013	December 31, 2014
Hires collected in advance	7,196	8,096
Charter revenue resulting from varying charter rates	27,569	34,287
Total	34,765	42,383
Less current portion	(9,601)	(12,929)
Non-current portion	25,164	29,454